Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Information, by Segment

	Operating Results
Year Ended December 31, 2017	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,386	$7	$147	$57	$1,597
Provision for income tax expense (benefit)	369	(9)	43	274	677
Adjusted earnings	$1,017	$16	$104	$(217)	920
Adjustments for:
Net investment gains (losses)					(28)
Net derivative gains (losses)					(1,620)
Other adjustments to net income					(564)
Provision for income tax (expense) benefit					914
Net income (loss)					$(378)

Interest revenue	$1,277	$342	$1,399	$192
Interest expense	$—	$—	$23	$132

Balance at December 31, 2017	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$154,667	$18,049	$36,824	$14,652	$224,192
Separate account assets	$109,888	$5,250	$3,119	$—	$118,257
Separate account liabilities	$109,888	$5,250	$3,119	$—	$118,257

	Operating Results
Year Ended December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,636	$26	$(834)	$39	$867
Provision for income tax expense (benefit)	484	—	(295)	(8)	181
Adjusted earnings	$1,152	$26	$(539)	$47	686
Adjustments for:
Net investment gains (losses)					(78)
Net derivative gains (losses)					(5,851)
Other adjustments to net income					357
Provision for income tax (expense) benefit					1,947
Net income (loss)					$(2,939)

Interest revenue	$1,451	$371	$1,441	$239
Interest expense	$—	$—	$61	$111

Balance at December 31, 2016	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Total assets	$152,146	$17,150	$40,007	$12,627	$221,930
Separate account assets	$104,855	$4,704	$3,484	$—	$113,043
Separate account liabilities	$104,855	$4,704	$3,484	$—	$113,043

	Operating Results
Year Ended December 31, 2015	Annuities	Life	Run-off	Corporate & Other	Total
	(In millions)
Pre-tax adjusted earnings	$1,452	$21	$717	$(77)	$2,113
Provision for income tax expense (benefit)	363	1	249	(41)	572
Adjusted earnings	$1,089	$20	$468	$(36)	1,541
Adjustments for:
Net investment gains (losses)					7
Net derivative gains (losses)					(326)
Other adjustments to net income					(332)
Provision for income tax (expense) benefit					229
Net income (loss)					$1,119

Interest revenue	$1,281	$371	$1,551	$125
Interest expense	$—	$—	$60	$101

Reconciliation of Revenue from Segments to Consolidated
The following table presents total revenues with respect to the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Annuities	$4,370	$4,958	$5,229
Life	1,315	1,249	1,137
Run-off	2,147	2,343	2,367
Corporate & Other	510	401	415
Adjustments	(1,500)	(5,933)	(257)
Total	$6,842	$3,018	$8,891

Premiums, Universal Life and Investment-Type Product Policy Fees and Other Revenues by Product Groups
The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company’s segments, as well as Corporate & Other:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Annuity products	$3,363	$3,938	$4,249
Life insurance products	1,822	1,745	1,726
Other products	227	57	136
Total	$5,412	$5,740	$6,111